Financial risk management (Details 6) $ in Millions	Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 62,660
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Present value of notional value	$ 348,322